Stock-Based Compensation (Details)															12 Months Ended
	Mar. 20, 2025 $ / shares shares	Jun. 25, 2024 $ / shares shares	Jun. 01, 2024 $ / shares shares	May 21, 2024 shares	Mar. 30, 2024 $ / shares shares	Mar. 25, 2024 $ / shares shares	Mar. 16, 2023 shares	Aug. 15, 2022 $ / shares shares	Aug. 01, 2018 shares	Jul. 25, 2018 shares	Feb. 01, 2018 $ / shares shares	Jan. 01, 2015 shares	Jan. 01, 2014	Jun. 21, 2010 shares	Mar. 31, 2025 CNY (¥) $ / shares shares	Mar. 31, 2024 shares	Mar. 31, 2025 $ / shares	Dec. 31, 2020 shares
Stock-Based Compensation [Line Items]
Annual grant
Reserved shares															325,357
Share Incentive Plan 2010 [Member]
Stock-Based Compensation [Line Items]
Contractual term														10 years	10 years
Authorized and reserved shares														272,565
Maximum number of shares percentage													1.50%
Vested over a period															3 years
Equal quarterly instalments															0.08%
Option vested															100.00%
Annual grant												12,750
Share Incentive Plan 2010 [Member] | LakeShore Group’s [Member]
Stock-Based Compensation [Line Items]
Contractual term															10 years
Vested option exercised term															5 years
Share Incentive Plan 2020 [Member]
Stock-Based Compensation [Line Items]
Authorized and reserved shares																		875,000
Fair value of the underlying ordinary shares															457,298
Shares reserved but not issued															417,702
Subscribe for ordinary shares															347,155
2024 Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Annual awards increase ordinary shares				571,306
Percentage of ordinary shares issued				1.00%
Percentage of ordinary shares outstanding				1.00%
Amended 2024 Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Adjusted ordinary shares															2,479,385
Price per share (in Dollars per share) | $ / shares																	$ 0.0002
Fully vested and issued															750,000
Reserved shares															597,617
Shares not reserved															956,938
YS Group registered shares								14,375
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Group granted	750,000	37,206	750		20,000	190,000					69,250
Per share granted (in Dollars per share) | $ / shares											$ 72.4
Fair value of the underlying ordinary shares											40,500
Grant-date FV of RSU (in Dollars per share) | $ / shares	$ 2.05	$ 6.1	$ 8.4		$ 7.2	$ 6.5									$ 18.4
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Stock-Based Compensation [Line Items]
Vested over a period									2 months
Fair value of the underlying ordinary shares									500
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock-Based Compensation [Line Items]
Vested over a period									3 months
Fair value of the underlying ordinary shares									3,000
Share-Based Payment Arrangement [Member] | Amended 2024 Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Price per share (in Dollars per share) | $ / shares								$ 0.0002
Common Stock [Member] | Amended 2024 Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Ordinary															101,732
Share-Based Payment Arrangement, Employee [Member] | Share Incentive Plan 2010 [Member]
Stock-Based Compensation [Line Items]
Vested option exercised term															12 months
Share-Based Payment Arrangement, Employee [Member] | Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Group granted											69,250
Unrecognized shares (in Yuan Renminbi) | ¥
Share-Based Payment Arrangement, Employee [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One, Vesting in Six Equal Semi-annual Installments [Member]
Stock-Based Compensation [Line Items]
Vested over a period											3 years
Share-Based Payment Arrangement, Employee [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One, Vesting in Eight Equal Semi-annual Installments [Member]
Stock-Based Compensation [Line Items]
Vested over a period											4 years
Share-Based Payment Arrangement, Employee [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Stock-Based Compensation [Line Items]
Fair value of the underlying ordinary shares							28,750
Share-Based Payment Arrangement, Nonemployee [Member] | Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Group granted										27,000
Unrecognized shares (in Yuan Renminbi) | ¥
Independent directors									3	3
Awarded									750